CHESAPEAKE INVESTMENT TRUST

March 4, 2025

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Chesapeake Investment Trust

File Nos. 811-07324; 033-53800

Post-Effective Amendment No. 66

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Chesapeake Investment Trust (the “Registrant”) certifies that:

(1)	the Prospectus and Statement of Additional Information for Chesapeake Investment Trust that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment (Post-Effective Amendment No. 66) to the Registrant’s Registration Statement; and
(2)	the text of the most recent Post-Effective Amendment was filed electronically on February 28, 2025.

Please direct any comments or questions to the undersigned at (513) 869-4335.

Very truly yours,

/s/ Jesse D. Hallee

Jesse D. Hallee

Secretary